RETIREMENT AND SEVERANCE BENEFITS (Tables)	12 Months Ended
Mar. 31, 2019
RETIREMENT AND SEVERANCE BENEFITS
Schedule of reconciliations of the beginning and ending balances of the benefit obligation and the fair value of plan assets

	Thousands of Yen
	2018	2019
Change in benefit obligation:
Benefit obligation at beginning of year	¥78,357	¥91,423
Service cost	22,638	33,561
Interest cost	120	83
Actuarial loss (gain)	6,370	(2,796)
Benefits paid	(14,839)	(9,770)
Foreign currency exchange rate changes	(1,223)	(703)
Benefit obligation at end of year	¥91,423	¥111,798

Change in plan assets:
Fair value of plan assets at beginning of year	¥23,828	¥25,492
Employer contributions	16,622	25,105
Benefits paid	(14,839)	(9,770)
Foreign currency exchange rate changes	(119)	(746)
Fair value of plan assets at end of year	25,492	40,081

Funded status at end of year	¥(65,931)	¥(71,717)

Schedule of amounts recognized in the consolidated balance sheets

	Thousands of Yen
	2018	2019
Retirement and severance benefits—current	¥8,012	¥14,696
Retirement and severance benefits—noncurrent	57,919	57,021
Amount recognized	¥65,931	¥71,717

Schedule of components of net periodic retirement cost

	Thousands of Yen
	2017	2018	2019
Service cost	¥24,641	¥22,638	¥33,561
Interest cost	123	120	83
Amortization of net gain	4,313	2,652	2,711
Net periodic retirement cost*(1)	¥29,077	¥25,410	¥36,355

*(1) As a result of the adoption of ASU 2017-07, interest cost and amortization of net gain are recorded in “Other -net” for the year ended March 31, 2019, whereas such costs were previously recorded in “Cost of revenue” and “Selling, general and administration expenses”. Service costs are recorded in “Cost of revenue” and “Selling, general and administration expenses.”

Schedule of amounts recognized in other comprehensive income (loss), net of tax

	Thousands of Yen
	2017	2018	2019
Actuarial (gain) loss	¥13,759	¥(2,579)	¥3,821

Schedule of amounts recognized in accumulated other comprehensive income (loss), net of tax

	Thousands of Yen
	2018	2019
Accumulated actuarial loss	¥(12,096)	¥(8,276)

Schedule of assumptions used to determine the year-end benefit obligation

	2018	2019
Discount rate	0.14%	0.06%
Rate of compensation increase	3.70%	3.80%

Schedule of assumptions used to determine the net periodic retirement cost

	2017	2018	2019
Discount rate	0.23%	0.27%	0.14%
Rate of compensation increase	5.10%	4.70%	3.70%

Schedule of expected future benefit payments, which reflect expected future service

Years ending March 31,	Thousands of Yen
2020	¥14,696
2021	13,796
2022	13,451
2023	13,631
2024	12,588
2024 through 2029	39,963